Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of composition of pledged shares
	December 31, 2021
	Formula’s Series A Secured Debentures	Formula’s Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	4,128,865	6,031,761
Magic Software ordinary shares, par value NIS 0.1 per share	5,825,681	2,411,474
Sapiens common shares, par value €0.01 per share	1,260,266	2,957,590